Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary Of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting: The accompanying financial statements of the Plan have been prepared using the accrual basis of accounting and present the net assets available for benefits and the changes in those net assets.

Investment Valuation and Income Recognition: Other than the fully benefit-responsive contract, which is reported at contract value, the Plan’s investments are reported at fair value. Contract value is the relevant measure for the Plan’s fully benefit-responsive investment contracts, because contract value is the amount Plan participants generally receive when executing transactions under the terms of the contract and Plan provisions. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Payment of Benefits: Benefits are recorded when paid.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan administrator to make estimates and assumptions that affect certain reported amounts and disclosures, and actual results may differ from these estimates.

Concentration of Credit Risk: At December 31, 2025 and 2024, approximately 2.9% and 4.2% of the Plan’s investments were invested in Peapack-Gladstone Financial Corporation Common Stock, respectively.

Notes Receivable from Participants: Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Contribution Receivable: Participant contributions and any related employer matching contributions are recognized in the period during which the Bank makes the respective payroll deduction from the participant’s compensation. Non-elective/Profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document. There were $208,866 and $173,606 of contribution receivable as of December 31, 2025 and 2024.